Acquisition Obligation (Details) (USD $)	12 Months Ended	54 Months Ended				1 Months Ended			1 Months Ended		1 Months Ended
	Jul. 31, 2012	Jul. 31, 2012	Mar. 28, 2012	Mar. 24, 2012	Jun. 24, 2011	Mar. 31, 2012 First Amendment	Sep. 30, 2011 First Amendment	Sep. 28, 2011 First Amendment	Mar. 31, 2012 Second Amendment	Mar. 24, 2012 Second Amendment	Sep. 30, 2011 September 2011 First Amendment	Sep. 28, 2011 September 2011 First Amendment	Mar. 24, 2012 March 2012 Second Amendment
Acquisition obligation
Acquisition obligation, portion modified by amendment												$ 750,000	$ 1,150,000
Acquisition obligation payment rescheduled to end of month when due												100,000	150,000
Acquisition obligation payment rescheduled later date												650,000	1,000,000
Number of days following the receipt of $5,000,000 when scheduled acquisition obligation payment will be due											30 days
Net proceeds from financings amount that will trigger payment of remaining balance within 30 days												5,000,000
Class Of Warrant (in shares)			31,000,000		12,000,000			1,000,000		3,000,000
Incremental borrowing rate used to discount acquisition obligation (as a percent)	5.00%
Imputed interest discount	174,000						132,000		145,000
Non-cash interest expense due to amendments	152,000
Non-cash interest expense, amortization of discount	115,000					113,000
Short-term imputed interest discounts	83,000	83,000
Long-term imputed interest discounts	21,000	21,000
Loss on extinguishment of debt	761,492	761,492							761,492
Fair value of acquisition obligation				$ 2,504,178